Sensitivity analysis for Foreign currency exchange rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase		₩ (1,336,821)	₩ (1,197,530)
10% Decrease		1,336,821	1,197,530
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase	[1]	(1,336,821)	(1,197,530)
10% Decrease	[1]	₩ 1,336,821	₩ 1,197,530

[1]	The effect on the shareholders' equity excluding the impact of income taxes.